Financial Assets at Amortized Cost (Details) - Schedule of Bank's Loan Portfolio Days Past-Due - CLP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
0 days [Member] | Financial Assets Before Allowances [Member]
Loans and advances to Banks
Loans and advances to Banks	$ 2,432,163	$ 2,072,225
Commercial loans
Commercial loans	19,182,847	19,629,441
Residential mortgage loans
Residential mortgage loans	11,780,753	11,051,532
Consumer loans
Consumer loans	4,889,853	4,633,970
0 days [Member] | Allowances Established [Member]
Loans and advances to Banks
Loans and advances to Banks	(909)	(1,196)
Commercial loans
Commercial loans	(123,881)	(198,402)
Residential mortgage loans
Residential mortgage loans	(15,612)	(22,002)
Consumer loans
Consumer loans	(226,238)	(274,951)
0 days [Member] | Net financial assets [Member]
Loans and advances to Banks
Loans and advances to Banks	2,431,254	2,071,029
Commercial loans
Commercial loans	19,058,966	19,431,039
Residential mortgage loans
Residential mortgage loans	11,765,141	11,029,530
Consumer loans
Consumer loans	4,663,615	4,359,019
1 to 29 days [Member] | Financial Assets Before Allowances [Member]
Loans and advances to Banks
Loans and advances to Banks	87,768	102,567
Commercial loans
Commercial loans	329,453	291,547
Residential mortgage loans
Residential mortgage loans	238,690	173,096
Consumer loans
Consumer loans	174,970	157,014
1 to 29 days [Member] | Allowances Established [Member]
Loans and advances to Banks
Loans and advances to Banks	(432)	(445)
Commercial loans
Commercial loans	(12,748)	(19,325)
Residential mortgage loans
Residential mortgage loans	(5,197)	(11,591)
Consumer loans
Consumer loans	(57,686)	(60,742)
1 to 29 days [Member] | Net financial assets [Member]
Loans and advances to Banks
Loans and advances to Banks	87,336	102,122
Commercial loans
Commercial loans	316,705	272,222
Residential mortgage loans
Residential mortgage loans	233,493	161,505
Consumer loans
Consumer loans	117,284	96,272
30 to 59 days [Member] | Financial Assets Before Allowances [Member]
Loans and advances to Banks
Loans and advances to Banks
Commercial loans
Commercial loans	115,208	95,919
Residential mortgage loans
Residential mortgage loans	102,011	68,590
Consumer loans
Consumer loans	93,775	77,179
30 to 59 days [Member] | Allowances Established [Member]
Loans and advances to Banks
Loans and advances to Banks
Commercial loans
Commercial loans	(11,122)	(13,562)
Residential mortgage loans
Residential mortgage loans	(4,472)	(8,043)
Consumer loans
Consumer loans	(42,008)	(37,047)
30 to 59 days [Member] | Net financial assets [Member]
Loans and advances to Banks
Loans and advances to Banks
Commercial loans
Commercial loans	104,086	82,357
Residential mortgage loans
Residential mortgage loans	97,539	60,547
Consumer loans
Consumer loans	51,767	40,132
60 to 89 days [Member] | Financial Assets Before Allowances [Member]
Loans and advances to Banks
Loans and advances to Banks
Commercial loans
Commercial loans	53,469	43,419
Residential mortgage loans
Residential mortgage loans	47,770	30,675
Consumer loans
Consumer loans	50,522	41,123
60 to 89 days [Member] | Allowances Established [Member]
Loans and advances to Banks
Loans and advances to Banks
Commercial loans
Commercial loans	(5,583)	(8,377)
Residential mortgage loans
Residential mortgage loans	(2,960)	(3,733)
Consumer loans
Consumer loans	(27,969)	(22,872)
60 to 89 days [Member] | Net financial assets [Member]
Loans and advances to Banks
Loans and advances to Banks
Commercial loans
Commercial loans	47,886	35,042
Residential mortgage loans
Residential mortgage loans	44,810	26,942
Consumer loans
Consumer loans	22,553	18,251
> = 90 days [Member] | Financial Assets Before Allowances [Member]
Loans and advances to Banks
Loans and advances to Banks
Commercial loans
Commercial loans	349,067	248,419
Residential mortgage loans
Residential mortgage loans	141,544	98,429
Consumer loans
Consumer loans	101,342	85,944
> = 90 days [Member] | Allowances Established [Member]
Loans and advances to Banks
Loans and advances to Banks
Commercial loans
Commercial loans	(106,307)	(81,801)
Residential mortgage loans
Residential mortgage loans	(5,261)	(5,277)
Consumer loans
Consumer loans	(63,143)	(53,884)
> = 90 days [Member] | Net financial assets [Member]
Loans and advances to Banks
Loans and advances to Banks
Commercial loans
Commercial loans	242,760	166,618
Residential mortgage loans
Residential mortgage loans	136,283	93,152
Consumer loans
Consumer loans	38,199	32,060
Subtotal [Member] | Financial Assets Before Allowances [Member]
Loans and advances to Banks
Loans and advances to Banks	2,519,931	2,174,792
Commercial loans
Commercial loans	20,030,044	20,308,745
Residential mortgage loans
Residential mortgage loans	12,310,768	11,422,322
Consumer loans
Consumer loans	5,310,462	4,995,230
Subtotal [Member] | Allowances Established [Member]
Loans and advances to Banks
Loans and advances to Banks	(1,341)	(1,641)
Commercial loans
Commercial loans	(259,641)	(321,467)
Residential mortgage loans
Residential mortgage loans	(33,502)	(50,646)
Consumer loans
Consumer loans	(417,044)	(449,496)
Subtotal [Member] | Net financial assets [Member]
Loans and advances to Banks
Loans and advances to Banks	2,518,590	2,173,151
Commercial loans
Commercial loans	19,770,403	19,987,278
Residential mortgage loans
Residential mortgage loans	12,277,266	11,371,676
Consumer loans
Consumer loans	4,893,418	4,545,734
Total Loans [Member] | Financial Assets Before Allowances [Member]
Consumer loans
Total Loans	40,171,205	38,901,089
Total Loans [Member] | Allowances Established [Member]
Consumer loans
Total Loans	(711,528)	(823,250)
Total Loans [Member] | Net financial assets [Member]
Consumer loans
Total Loans	39,459,677	38,077,839
Stage 1 Evaluation [Member] | 0 days [Member] | Financial Assets Before Allowances [Member]
Loans and advances to Banks
Loans and advances to Banks	2,432,163	2,072,225
Commercial loans
Commercial loans	14,430,127	14,805,342
Residential mortgage loans
Residential mortgage loans
Consumer loans
Consumer loans
Stage 1 Evaluation [Member] | 0 days [Member] | Allowances Established [Member]
Loans and advances to Banks
Loans and advances to Banks	(909)	(1,196)
Commercial loans
Commercial loans	(55,341)	(66,719)
Residential mortgage loans
Residential mortgage loans
Consumer loans
Consumer loans
Stage 1 Evaluation [Member] | 1 to 29 days [Member] | Financial Assets Before Allowances [Member]
Loans and advances to Banks
Loans and advances to Banks	87,768	102,567
Commercial loans
Commercial loans	148,791	116,766
Residential mortgage loans
Residential mortgage loans
Consumer loans
Consumer loans
Stage 1 Evaluation [Member] | 1 to 29 days [Member] | Allowances Established [Member]
Loans and advances to Banks
Loans and advances to Banks	(432)	(445)
Commercial loans
Commercial loans	(459)	(322)
Residential mortgage loans
Residential mortgage loans
Consumer loans
Consumer loans
Stage 1 Evaluation [Member] | 30 to 59 days [Member] | Financial Assets Before Allowances [Member]
Loans and advances to Banks
Loans and advances to Banks
Commercial loans
Commercial loans	12,759	7,351
Residential mortgage loans
Residential mortgage loans
Consumer loans
Consumer loans
Stage 1 Evaluation [Member] | 30 to 59 days [Member] | Allowances Established [Member]
Loans and advances to Banks
Loans and advances to Banks
Commercial loans
Commercial loans	(49)	(43)
Residential mortgage loans
Residential mortgage loans
Consumer loans
Consumer loans
Stage 1 Evaluation [Member] | 60 to 89 days [Member] | Financial Assets Before Allowances [Member]
Loans and advances to Banks
Loans and advances to Banks
Commercial loans
Commercial loans	7,345	6,409
Residential mortgage loans
Residential mortgage loans
Consumer loans
Consumer loans
Stage 1 Evaluation [Member] | 60 to 89 days [Member] | Allowances Established [Member]
Loans and advances to Banks
Loans and advances to Banks
Commercial loans
Commercial loans	(60)	(48)
Residential mortgage loans
Residential mortgage loans
Consumer loans
Consumer loans
Stage 1 Evaluation [Member] | > = 90 days [Member] | Financial Assets Before Allowances [Member]
Loans and advances to Banks
Loans and advances to Banks
Commercial loans
Commercial loans
Residential mortgage loans
Residential mortgage loans
Consumer loans
Consumer loans
Stage 1 Evaluation [Member] | > = 90 days [Member] | Allowances Established [Member]
Loans and advances to Banks
Loans and advances to Banks
Commercial loans
Commercial loans
Residential mortgage loans
Residential mortgage loans
Consumer loans
Consumer loans
Stage 1 Evaluation [Member] | Subtotal [Member] | Financial Assets Before Allowances [Member]
Loans and advances to Banks
Loans and advances to Banks	2,519,931	2,174,792
Commercial loans
Commercial loans	14,599,022	14,935,868
Residential mortgage loans
Residential mortgage loans
Consumer loans
Consumer loans
Stage 1 Evaluation [Member] | Subtotal [Member] | Allowances Established [Member]
Loans and advances to Banks
Loans and advances to Banks	(1,341)	(1,641)
Commercial loans
Commercial loans	(55,909)	(67,132)
Residential mortgage loans
Residential mortgage loans
Consumer loans
Consumer loans
Stage 1 Evaluation [Member] | Total Loans [Member] | Financial Assets Before Allowances [Member]
Consumer loans
Total Loans	17,118,953	17,110,660
Stage 1 Evaluation [Member] | Total Loans [Member] | Allowances Established [Member]
Consumer loans
Total Loans	(57,250)	(68,773)
Stage 1 Evaluation [Member] | 0 days [Member] | Financial Assets Before Allowances [Member]
Loans and advances to Banks
Loans and advances to Banks
Commercial loans
Commercial loans	4,117,186	4,206,656
Residential mortgage loans
Residential mortgage loans	11,130,137	10,473,030
Consumer loans
Consumer loans	4,406,805	4,258,038
Stage 1 Evaluation [Member] | 0 days [Member] | Allowances Established [Member]
Loans and advances to Banks
Loans and advances to Banks
Commercial loans
Commercial loans	(21,025)	(44,598)
Residential mortgage loans
Residential mortgage loans	(8,538)	(14,787)
Consumer loans
Consumer loans	(152,643)	(210,218)
Stage 1 Evaluation [Member] | 1 to 29 days [Member] | Financial Assets Before Allowances [Member]
Loans and advances to Banks
Loans and advances to Banks
Commercial loans
Commercial loans	27,483	26,055
Residential mortgage loans
Residential mortgage loans	20,806	17,660
Consumer loans
Consumer loans	40,541	46,889
Stage 1 Evaluation [Member] | 1 to 29 days [Member] | Allowances Established [Member]
Loans and advances to Banks
Loans and advances to Banks
Commercial loans
Commercial loans	(1,119)	(2,217)
Residential mortgage loans
Residential mortgage loans	(518)	(462)
Consumer loans
Consumer loans	(11,647)	(17,154)
Stage 1 Evaluation [Member] | 30 to 59 days [Member] | Financial Assets Before Allowances [Member]
Loans and advances to Banks
Loans and advances to Banks
Commercial loans
Commercial loans
Residential mortgage loans
Residential mortgage loans
Consumer loans
Consumer loans
Stage 1 Evaluation [Member] | 30 to 59 days [Member] | Allowances Established [Member]
Loans and advances to Banks
Loans and advances to Banks
Commercial loans
Commercial loans
Residential mortgage loans
Residential mortgage loans
Consumer loans
Consumer loans
Stage 1 Evaluation [Member] | 60 to 89 days [Member] | Financial Assets Before Allowances [Member]
Loans and advances to Banks
Loans and advances to Banks
Commercial loans
Commercial loans
Residential mortgage loans
Residential mortgage loans
Consumer loans
Consumer loans
Stage 1 Evaluation [Member] | 60 to 89 days [Member] | Allowances Established [Member]
Loans and advances to Banks
Loans and advances to Banks
Commercial loans
Commercial loans
Residential mortgage loans
Residential mortgage loans
Consumer loans
Consumer loans
Stage 1 Evaluation [Member] | > = 90 days [Member] | Financial Assets Before Allowances [Member]
Loans and advances to Banks
Loans and advances to Banks
Commercial loans
Commercial loans
Residential mortgage loans
Residential mortgage loans
Consumer loans
Consumer loans
Stage 1 Evaluation [Member] | > = 90 days [Member] | Allowances Established [Member]
Loans and advances to Banks
Loans and advances to Banks
Commercial loans
Commercial loans
Residential mortgage loans
Residential mortgage loans
Consumer loans
Consumer loans
Stage 1 Evaluation [Member] | Subtotal [Member] | Financial Assets Before Allowances [Member]
Loans and advances to Banks
Loans and advances to Banks
Commercial loans
Commercial loans	4,144,669	4,232,711
Residential mortgage loans
Residential mortgage loans	11,150,943	10,490,690
Consumer loans
Consumer loans	4,447,346	4,304,927
Stage 1 Evaluation [Member] | Subtotal [Member] | Allowances Established [Member]
Loans and advances to Banks
Loans and advances to Banks
Commercial loans
Commercial loans	(22,144)	(46,815)
Residential mortgage loans
Residential mortgage loans	(9,056)	(15,249)
Consumer loans
Consumer loans	(164,290)	(227,372)
Stage 1 Evaluation [Member] | Total Loans [Member] | Financial Assets Before Allowances [Member]
Consumer loans
Total Loans	19,742,958	19,028,328
Stage 1 Evaluation [Member] | Total Loans [Member] | Allowances Established [Member]
Consumer loans
Total Loans	(195,490)	(289,436)
Stage 2 Evaluation [Member] | 0 days [Member] | Financial Assets Before Allowances [Member]
Loans and advances to Banks
Loans and advances to Banks
Commercial loans
Commercial loans	237,042	265,534
Residential mortgage loans
Residential mortgage loans
Consumer loans
Consumer loans
Stage 2 Evaluation [Member] | 0 days [Member] | Allowances Established [Member]
Loans and advances to Banks
Loans and advances to Banks
Commercial loans
Commercial loans	(8,204)	(49,972)
Residential mortgage loans
Residential mortgage loans
Consumer loans
Consumer loans
Stage 2 Evaluation [Member] | 1 to 29 days [Member] | Financial Assets Before Allowances [Member]
Loans and advances to Banks
Loans and advances to Banks
Commercial loans
Commercial loans	26,668	22,281
Residential mortgage loans
Residential mortgage loans
Consumer loans
Consumer loans
Stage 2 Evaluation [Member] | 1 to 29 days [Member] | Allowances Established [Member]
Loans and advances to Banks
Loans and advances to Banks
Commercial loans
Commercial loans	(719)	(3,083)
Residential mortgage loans
Residential mortgage loans
Consumer loans
Consumer loans
Stage 2 Evaluation [Member] | 30 to 59 days [Member] | Financial Assets Before Allowances [Member]
Loans and advances to Banks
Loans and advances to Banks
Commercial loans
Commercial loans	13,111	17,424
Residential mortgage loans
Residential mortgage loans
Consumer loans
Consumer loans
Stage 2 Evaluation [Member] | 30 to 59 days [Member] | Allowances Established [Member]
Loans and advances to Banks
Loans and advances to Banks
Commercial loans
Commercial loans	(1,006)	(1,094)
Residential mortgage loans
Residential mortgage loans
Consumer loans
Consumer loans
Stage 2 Evaluation [Member] | 60 to 89 days [Member] | Financial Assets Before Allowances [Member]
Loans and advances to Banks
Loans and advances to Banks
Commercial loans
Commercial loans	4,302	4,272
Residential mortgage loans
Residential mortgage loans
Consumer loans
Consumer loans
Stage 2 Evaluation [Member] | 60 to 89 days [Member] | Allowances Established [Member]
Loans and advances to Banks
Loans and advances to Banks
Commercial loans
Commercial loans	(187)	(530)
Residential mortgage loans
Residential mortgage loans
Consumer loans
Consumer loans
Stage 2 Evaluation [Member] | > = 90 days [Member] | Financial Assets Before Allowances [Member]
Loans and advances to Banks
Loans and advances to Banks
Commercial loans
Commercial loans
Residential mortgage loans
Residential mortgage loans
Consumer loans
Consumer loans
Stage 2 Evaluation [Member] | > = 90 days [Member] | Allowances Established [Member]
Loans and advances to Banks
Loans and advances to Banks
Commercial loans
Commercial loans
Residential mortgage loans
Residential mortgage loans
Consumer loans
Consumer loans
Stage 2 Evaluation [Member] | Subtotal [Member] | Financial Assets Before Allowances [Member]
Loans and advances to Banks
Loans and advances to Banks
Commercial loans
Commercial loans	281,123	309,511
Residential mortgage loans
Residential mortgage loans
Consumer loans
Consumer loans
Stage 2 Evaluation [Member] | Subtotal [Member] | Allowances Established [Member]
Loans and advances to Banks
Loans and advances to Banks
Commercial loans
Commercial loans	(10,116)	(54,679)
Residential mortgage loans
Residential mortgage loans
Consumer loans
Consumer loans
Stage 2 Evaluation [Member] | Total Loans [Member] | Financial Assets Before Allowances [Member]
Consumer loans
Total Loans	281,123	309,511
Stage 2 Evaluation [Member] | Total Loans [Member] | Allowances Established [Member]
Consumer loans
Total Loans	(10,116)	(54,679)
Stage 2 Evaluation [Member] | 0 days [Member] | Financial Assets Before Allowances [Member]
Loans and advances to Banks
Loans and advances to Banks
Commercial loans
Commercial loans	210,755	183,412
Residential mortgage loans
Residential mortgage loans	599,734	526,154
Consumer loans
Consumer loans	391,601	301,463
Stage 2 Evaluation [Member] | 0 days [Member] | Allowances Established [Member]
Loans and advances to Banks
Loans and advances to Banks
Commercial loans
Commercial loans	(2,979)	(3,351)
Residential mortgage loans
Residential mortgage loans	(4,728)	(3,174)
Consumer loans
Consumer loans	(27,036)	(22,012)
Stage 2 Evaluation [Member] | 1 to 29 days [Member] | Financial Assets Before Allowances [Member]
Loans and advances to Banks
Loans and advances to Banks
Commercial loans
Commercial loans	88,195	72,746
Residential mortgage loans
Residential mortgage loans	187,607	131,994
Consumer loans
Consumer loans	106,672	90,349
Stage 2 Evaluation [Member] | 1 to 29 days [Member] | Allowances Established [Member]
Loans and advances to Banks
Loans and advances to Banks
Commercial loans
Commercial loans	(3,745)	(4,561)
Residential mortgage loans
Residential mortgage loans	(3,760)	(9,448)
Consumer loans
Consumer loans	(32,205)	(32,745)
Stage 2 Evaluation [Member] | 30 to 59 days [Member] | Financial Assets Before Allowances [Member]
Loans and advances to Banks
Loans and advances to Banks
Commercial loans
Commercial loans	42,034	34,544
Residential mortgage loans
Residential mortgage loans	74,184	50,866
Consumer loans
Consumer loans	61,334	52,835
Stage 2 Evaluation [Member] | 30 to 59 days [Member] | Allowances Established [Member]
Loans and advances to Banks
Loans and advances to Banks
Commercial loans
Commercial loans	(2,993)	(3,216)
Residential mortgage loans
Residential mortgage loans	(3,611)	(6,764)
Consumer loans
Consumer loans	(24,624)	(23,268)
Stage 2 Evaluation [Member] | 60 to 89 days [Member] | Financial Assets Before Allowances [Member]
Loans and advances to Banks
Loans and advances to Banks
Commercial loans
Commercial loans	9,628	8,643
Residential mortgage loans
Residential mortgage loans	23,038	13,014
Consumer loans
Consumer loans	18,819	16,022
Stage 2 Evaluation [Member] | 60 to 89 days [Member] | Allowances Established [Member]
Loans and advances to Banks
Loans and advances to Banks
Commercial loans
Commercial loans	(1,101)	(1,119)
Residential mortgage loans
Residential mortgage loans	(1,646)	(2,167)
Consumer loans
Consumer loans	(10,325)	(8,707)
Stage 2 Evaluation [Member] | > = 90 days [Member] | Financial Assets Before Allowances [Member]
Loans and advances to Banks
Loans and advances to Banks
Commercial loans
Commercial loans
Residential mortgage loans
Residential mortgage loans
Consumer loans
Consumer loans
Stage 2 Evaluation [Member] | > = 90 days [Member] | Allowances Established [Member]
Loans and advances to Banks
Loans and advances to Banks
Commercial loans
Commercial loans
Residential mortgage loans
Residential mortgage loans
Consumer loans
Consumer loans
Stage 2 Evaluation [Member] | Subtotal [Member] | Financial Assets Before Allowances [Member]
Loans and advances to Banks
Loans and advances to Banks
Commercial loans
Commercial loans	350,612	299,345
Residential mortgage loans
Residential mortgage loans	884,563	722,028
Consumer loans
Consumer loans	578,426	460,669
Stage 2 Evaluation [Member] | Subtotal [Member] | Allowances Established [Member]
Loans and advances to Banks
Loans and advances to Banks
Commercial loans
Commercial loans	(10,818)	(12,247)
Residential mortgage loans
Residential mortgage loans	(13,745)	(21,553)
Consumer loans
Consumer loans	(94,190)	(86,732)
Stage 2 Evaluation [Member] | Total Loans [Member] | Financial Assets Before Allowances [Member]
Consumer loans
Total Loans	1,813,601	1,482,042
Stage 2 Evaluation [Member] | Total Loans [Member] | Allowances Established [Member]
Consumer loans
Total Loans	(118,753)	(120,532)
Stage 3 Evaluation [Member] | 0 days [Member] | Financial Assets Before Allowances [Member]
Loans and advances to Banks
Loans and advances to Banks
Commercial loans
Commercial loans	89,282	89,347
Residential mortgage loans
Residential mortgage loans
Consumer loans
Consumer loans
Stage 3 Evaluation [Member] | 0 days [Member] | Allowances Established [Member]
Loans and advances to Banks
Loans and advances to Banks
Commercial loans
Commercial loans	(20,131)	(16,338)
Residential mortgage loans
Residential mortgage loans
Consumer loans
Consumer loans
Stage 3 Evaluation [Member] | 1 to 29 days [Member] | Financial Assets Before Allowances [Member]
Loans and advances to Banks
Loans and advances to Banks
Commercial loans
Commercial loans	9,591	29,469
Residential mortgage loans
Residential mortgage loans
Consumer loans
Consumer loans
Stage 3 Evaluation [Member] | 1 to 29 days [Member] | Allowances Established [Member]
Loans and advances to Banks
Loans and advances to Banks
Commercial loans
Commercial loans	(2,123)	(4,196)
Residential mortgage loans
Residential mortgage loans
Consumer loans
Consumer loans
Stage 3 Evaluation [Member] | 30 to 59 days [Member] | Financial Assets Before Allowances [Member]
Loans and advances to Banks
Loans and advances to Banks
Commercial loans
Commercial loans	18,279	14,375
Residential mortgage loans
Residential mortgage loans
Consumer loans
Consumer loans
Stage 3 Evaluation [Member] | 30 to 59 days [Member] | Allowances Established [Member]
Loans and advances to Banks
Loans and advances to Banks
Commercial loans
Commercial loans	(2,484)	(4,331)
Residential mortgage loans
Residential mortgage loans
Consumer loans
Consumer loans
Stage 3 Evaluation [Member] | 60 to 89 days [Member] | Financial Assets Before Allowances [Member]
Loans and advances to Banks
Loans and advances to Banks
Commercial loans
Commercial loans	8,614	7,907
Residential mortgage loans
Residential mortgage loans
Consumer loans
Consumer loans
Stage 3 Evaluation [Member] | 60 to 89 days [Member] | Allowances Established [Member]
Loans and advances to Banks
Loans and advances to Banks
Commercial loans
Commercial loans	(461)	(2,879)
Residential mortgage loans
Residential mortgage loans
Consumer loans
Consumer loans
Stage 3 Evaluation [Member] | > = 90 days [Member] | Financial Assets Before Allowances [Member]
Loans and advances to Banks
Loans and advances to Banks
Commercial loans
Commercial loans	140,166	77,682
Residential mortgage loans
Residential mortgage loans
Consumer loans
Consumer loans
Stage 3 Evaluation [Member] | > = 90 days [Member] | Allowances Established [Member]
Loans and advances to Banks
Loans and advances to Banks
Commercial loans
Commercial loans	(43,191)	(25,931)
Residential mortgage loans
Residential mortgage loans
Consumer loans
Consumer loans
Stage 3 Evaluation [Member] | Subtotal [Member] | Financial Assets Before Allowances [Member]
Loans and advances to Banks
Loans and advances to Banks
Commercial loans
Commercial loans	265,932	218,780
Residential mortgage loans
Residential mortgage loans
Consumer loans
Consumer loans
Stage 3 Evaluation [Member] | Subtotal [Member] | Allowances Established [Member]
Loans and advances to Banks
Loans and advances to Banks
Commercial loans
Commercial loans	(68,390)	(53,675)
Residential mortgage loans
Residential mortgage loans
Consumer loans
Consumer loans
Stage 3 Evaluation [Member] | Total Loans [Member] | Financial Assets Before Allowances [Member]
Consumer loans
Total Loans	265,932	218,780
Stage 3 Evaluation [Member] | Total Loans [Member] | Allowances Established [Member]
Consumer loans
Total Loans	(68,390)	(53,675)
Stage 3 Evaluation [Member] | 0 days [Member] | Financial Assets Before Allowances [Member]
Loans and advances to Banks
Loans and advances to Banks
Commercial loans
Commercial loans	90,287	76,871
Residential mortgage loans
Residential mortgage loans	50,882	52,348
Consumer loans
Consumer loans	90,983	73,583
Stage 3 Evaluation [Member] | 0 days [Member] | Allowances Established [Member]
Loans and advances to Banks
Loans and advances to Banks
Commercial loans
Commercial loans	(15,064)	(16,971)
Residential mortgage loans
Residential mortgage loans	(2,346)	(4,041)
Consumer loans
Consumer loans	(46,325)	(42,196)
Stage 3 Evaluation [Member] | 1 to 29 days [Member] | Financial Assets Before Allowances [Member]
Loans and advances to Banks
Loans and advances to Banks
Commercial loans
Commercial loans	28,001	23,338
Residential mortgage loans
Residential mortgage loans	30,277	23,442
Consumer loans
Consumer loans	26,734	18,695
Stage 3 Evaluation [Member] | 1 to 29 days [Member] | Allowances Established [Member]
Loans and advances to Banks
Loans and advances to Banks
Commercial loans
Commercial loans	(4,172)	(4,618)
Residential mortgage loans
Residential mortgage loans	(919)	(1,681)
Consumer loans
Consumer loans	(13,177)	(10,147)
Stage 3 Evaluation [Member] | 30 to 59 days [Member] | Financial Assets Before Allowances [Member]
Loans and advances to Banks
Loans and advances to Banks
Commercial loans
Commercial loans	29,025	22,225
Residential mortgage loans
Residential mortgage loans	27,827	17,724
Consumer loans
Consumer loans	32,441	24,344
Stage 3 Evaluation [Member] | 30 to 59 days [Member] | Allowances Established [Member]
Loans and advances to Banks
Loans and advances to Banks
Commercial loans
Commercial loans	(4,590)	(4,878)
Residential mortgage loans
Residential mortgage loans	(861)	(1,279)
Consumer loans
Consumer loans	(17,384)	(13,779)
Stage 3 Evaluation [Member] | 60 to 89 days [Member] | Financial Assets Before Allowances [Member]
Loans and advances to Banks
Loans and advances to Banks
Commercial loans
Commercial loans	23,580	16,188
Residential mortgage loans
Residential mortgage loans	24,732	17,661
Consumer loans
Consumer loans	31,703	25,101
Stage 3 Evaluation [Member] | 60 to 89 days [Member] | Allowances Established [Member]
Loans and advances to Banks
Loans and advances to Banks
Commercial loans
Commercial loans	(3,774)	(3,801)
Residential mortgage loans
Residential mortgage loans	(1,314)	(1,566)
Consumer loans
Consumer loans	(17,644)	(14,165)
Stage 3 Evaluation [Member] | > = 90 days [Member] | Financial Assets Before Allowances [Member]
Loans and advances to Banks
Loans and advances to Banks
Commercial loans
Commercial loans	208,901	170,737
Residential mortgage loans
Residential mortgage loans	141,544	98,429
Consumer loans
Consumer loans	101,342	85,944
Stage 3 Evaluation [Member] | > = 90 days [Member] | Allowances Established [Member]
Loans and advances to Banks
Loans and advances to Banks
Commercial loans
Commercial loans	(63,116)	(55,870)
Residential mortgage loans
Residential mortgage loans	(5,261)	(5,277)
Consumer loans
Consumer loans	(63,143)	(53,884)
Stage 3 Evaluation [Member] | Subtotal [Member] | Financial Assets Before Allowances [Member]
Loans and advances to Banks
Loans and advances to Banks
Commercial loans
Commercial loans	379,794	309,359
Residential mortgage loans
Residential mortgage loans	275,262	209,604
Consumer loans
Consumer loans	283,203	227,667
Stage 3 Evaluation [Member] | Subtotal [Member] | Allowances Established [Member]
Loans and advances to Banks
Loans and advances to Banks
Commercial loans
Commercial loans	(90,716)	(86,138)
Residential mortgage loans
Residential mortgage loans	(10,701)	(13,844)
Consumer loans
Consumer loans	(157,673)	(134,171)
Stage 3 Evaluation [Member] | Total Loans [Member] | Financial Assets Before Allowances [Member]
Consumer loans
Total Loans	938,259	746,630
Stage 3 Evaluation [Member] | Total Loans [Member] | Allowances Established [Member]
Consumer loans
Total Loans	(259,090)	(234,153)
POCI [Member] | 0 days [Member] | Financial Assets Before Allowances [Member]
Loans and advances to Banks
Loans and advances to Banks
Commercial loans
Commercial loans	8,168	2,279
Residential mortgage loans
Residential mortgage loans
Consumer loans
Consumer loans	464	886
POCI [Member] | 0 days [Member] | Allowances Established [Member]
Loans and advances to Banks
Loans and advances to Banks
Commercial loans
Commercial loans	(1,137)	(453)
Residential mortgage loans
Residential mortgage loans
Consumer loans
Consumer loans	(234)	(525)
POCI [Member] | 1 to 29 days [Member] | Financial Assets Before Allowances [Member]
Loans and advances to Banks
Loans and advances to Banks
Commercial loans
Commercial loans	724	892
Residential mortgage loans
Residential mortgage loans
Consumer loans
Consumer loans	1,023	1,081
POCI [Member] | 1 to 29 days [Member] | Allowances Established [Member]
Loans and advances to Banks
Loans and advances to Banks
Commercial loans
Commercial loans	(411)	(328)
Residential mortgage loans
Residential mortgage loans
Consumer loans
Consumer loans	(657)	(696)
POCI [Member] | 30 to 59 days [Member] | Financial Assets Before Allowances [Member]
Loans and advances to Banks
Loans and advances to Banks
Commercial loans
Commercial loans
Residential mortgage loans
Residential mortgage loans
Consumer loans
Consumer loans
POCI [Member] | 30 to 59 days [Member] | Allowances Established [Member]
Loans and advances to Banks
Loans and advances to Banks
Commercial loans
Commercial loans
Residential mortgage loans
Residential mortgage loans
Consumer loans
Consumer loans
POCI [Member] | 60 to 89 days [Member] | Financial Assets Before Allowances [Member]
Loans and advances to Banks
Loans and advances to Banks
Commercial loans
Commercial loans
Residential mortgage loans
Residential mortgage loans
Consumer loans
Consumer loans
POCI [Member] | 60 to 89 days [Member] | Allowances Established [Member]
Loans and advances to Banks
Loans and advances to Banks
Commercial loans
Commercial loans
Residential mortgage loans
Residential mortgage loans
Consumer loans
Consumer loans
POCI [Member] | > = 90 days [Member] | Financial Assets Before Allowances [Member]
Loans and advances to Banks
Loans and advances to Banks
Commercial loans
Commercial loans
Residential mortgage loans
Residential mortgage loans
Consumer loans
Consumer loans
POCI [Member] | > = 90 days [Member] | Allowances Established [Member]
Loans and advances to Banks
Loans and advances to Banks
Commercial loans
Commercial loans
Residential mortgage loans
Residential mortgage loans
Consumer loans
Consumer loans
POCI [Member] | Subtotal [Member] | Financial Assets Before Allowances [Member]
Loans and advances to Banks
Loans and advances to Banks
Commercial loans
Commercial loans	8,892	3,171
Residential mortgage loans
Residential mortgage loans
Consumer loans
Consumer loans	1,487	1,967
POCI [Member] | Subtotal [Member] | Allowances Established [Member]
Loans and advances to Banks
Loans and advances to Banks
Commercial loans
Commercial loans	(1,548)	(781)
Residential mortgage loans
Residential mortgage loans
Consumer loans
Consumer loans	(891)	(1,221)
POCI [Member] | Total Loans [Member] | Financial Assets Before Allowances [Member]
Consumer loans
Total Loans	10,379	5,138
POCI [Member] | Total Loans [Member] | Allowances Established [Member]
Consumer loans
Total Loans	$ (2,439)	$ (2,002)